CONSOLIDATED STATEMENT OF CASH FLOW (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
CASH FLOW FROM OPERATING ACTIVITIES
Profit/(loss) after tax	$ 44,805	$ 35,189	$ 144,888	$ 126,749
Items included in net income not affecting cash flows	11,749	29,632	32,746	89,143
Depreciation and amortization	25,969	28,135	79,379	84,264
Amortization of deferred debt issuance cost	544	652	1,961	1,995
(Gain) / loss, sale of vessels	(15,688)	0	(52,943)	0
Fair value (gain)/loss on derivative financial liabilities	354	0	354	0
Compensation related to options and restricted stock	661	903	3,719	2,898
Net foreign exchange differences	(90)	(58)	276	(13)
Income adjusted for non-cash items	56,554	64,821	177,633	215,892
Changes in operating assets and liabilities	4,340	15,323	26,049	16,976
Accounts receivable and accrued revenues	6,153	11,802	19,325	17,295
Capitalized voyage expenses	106	3,203	988	(299)
Prepaid expenses	(2,100)	(3,105)	774	558
Accounts payable and accrued expenses	(5,745)	450	(9,797)	596
Deferred shipping revenues	(1,253)	(535)	571	(1,682)
Inventories	7,180	3,508	14,189	508
Net cash provided by operating activities	60,894	80,144	203,683	232,868
CASH FLOW FROM INVESTING ACTIVITIES
Investment in vessels	(12,350)	(2,004)	(13,496)	(6,633)
Investment in vessels under construction	(26,167)	(25,840)	(90,689)	(77,338)
Proceeds from sale of vessels	50,090	0	143,521	0
Investment in other property, plant and equipment	(65)	(47)	(87)	(69)
Net cash provided by/(used in) investing activities	11,508	(27,891)	39,248	(84,040)
CASH FLOW FROM FINANCING ACTIVITIES
Cash dividends paid	(38,592)	(43,595)	(89,969)	(125,873)
Acquisition of non-controlling interests	0	0	(6,131)	0
Repayment principal element of lease liability	(364)	(354)	(1,069)	(1,033)
Issuance of long-term debt	0	0	64,663	75,000
Scheduled repayment of long-term debt	(12,746)	(7,625)	(40,308)	(24,088)
Prepayment of long-term debt	(22,055)	0	(130,330)	(74,000)
Repayment of long-term debt refinancing	0	0	(25,480)	0
Repayment of long-term debt, sale of vessels	0	0	(11,382)	0
Net cash used in financing activities	(73,757)	(51,574)	(240,007)	(149,995)
Net (decrease)/increase in cash and cash equivalents	(1,355)	679	2,924	(1,167)
Net foreign exchange difference	(55)	509	183	259
Cash and cash equivalents at beginning of period	82,660	72,642	78,143	74,738
Cash and cash equivalents at end of period	81,250	73,829	81,250	73,829
Specification of items included in operating activities:
Interest paid	4,545	7,499	16,526	23,385
Interest received	$ 389	$ 288	$ 1,867	$ 2,281